Consolidated Statements of Comprehensive Income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement
Revenue	kr 5,366	kr 3,025	kr 2,365
Research and development expenses	(2,386)	(1,431)	(874)
General and administrative expenses	(342)	(214)	(147)
Operating expenses	(2,728)	(1,645)	(1,021)
Operating result	2,638	1,380	1,344
Finance income	228	243	72
Finance expenses	(7)	(11)	(352)
Net result before tax	2,859	1,612	1,064
Corporate tax	(693)	(140)	40
Net result	kr 2,166	kr 1,472	kr 1,104
Basic net result per share	kr 34.40	kr 24.03	kr 18.14
Diluted net result per share	kr 34.03	kr 23.73	kr 17.77
Statement of Comprehensive Income
Net result	kr 2,166	kr 1,472	kr 1,104
Amounts which may be re-classified to the income statement:
Adjustment of foreign currency fluctuations on subsidiaries	6	10	(17)
Fair value adjustments of cash flow hedges:
Fair value adjustments during the period			16
Fair value adjustments reclassified to the income statement to financial income			(20)
Total comprehensive income	kr 2,172	kr 1,482	kr 1,083